PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Cost
Balance, January 1, 2023	$29,019	$181,052	$33,310	$327,918	$571,299
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(315,711)	(315,711)
Translation differences	(1,519)	(9,419)	(1,735)	(12,911)	(25,584)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Translation differences	302	1,701	324	-	2,327
Balance, March 31, 2024	$34,466	$173,334	$32,938	$-	$240,738

Accumulated depreciation
Balance as of January 1, 2023	$27,588	$169,535	$30,168	-	$227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	829	1,571	151	-	2,551
Translation differences	276	1,690	302	-	2,268
Balance, March 31, 2024	$29,426	$173,334	$30,945	-	$233,705

Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At March 31, 2024	$5,040	$-	$1,993	$-	$7,033

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)